September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock 2037 Municipal Target Term Trust (BMN)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock 2037 Municipal Target Term Trust (BMN)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama(a) — 0.5%
Baldwin County Industrial Development Authority, RB, Series A, AMT, 5.00%, 06/01/55(b)	$235	$ 238,460
Black Belt Energy Gas District, RB, Series A, 5.25%, 05/01/56	510	529,694
		768,154
Arizona — 1.7%
Arizona Industrial Development Authority, RB, 5.00%, 07/01/38(b)	460	463,563
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	2,000	2,131,532
		2,595,095
California — 4.2%
California Community Choice Financing Authority, RB, Series E-2, Sustainability Bonds, 4.47%, 02/01/54(a)	625	625,091
California Enterprise Development Authority, RB, 7.60%, 11/15/37(b)	1,000	1,019,852
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	610	556,243
California Public Finance Authority, RB(b)
Series A, 5.88%, 06/01/39	750	711,938
Sustainability Bonds, 5.00%, 11/15/36	1,000	994,049
California School Finance Authority, Refunding RB, Sustainability Bonds, 5.25%, 08/01/38(b)	125	128,848
California Statewide Communities Development Authority, RB, Series A, 5.00%, 12/01/41(b)	2,500	2,467,166
		6,503,187
Colorado — 2.7%
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/39	750	724,941
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	2,000	1,954,654
Eagle County Airport Terminal Corp., ARB, Series B, AMT, 5.00%, 05/01/41	1,000	969,713
Southlands Metropolitan District No. 1, Refunding GO, Series A-1, 5.00%, 12/01/37	500	502,191
		4,151,499
District of Columbia — 0.7%
District of Columbia, RB, Series A, AMT, Sustainability Bonds, 5.50%, 02/28/37	1,000	1,124,888
Florida — 4.5%
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.00%, 10/01/42	2,000	2,022,227
County of Osceola Florida Transportation Revenue, Refunding RB, CAB, Series A-2, 0.00%, 10/01/46(c)	6,175	2,030,181
Florida Development Finance Corp., RB(a)(b)
AMT, 6.13%, 07/01/32	400	404,340
Class A, AMT, 4.38%, 10/01/54	250	250,992
Florida Development Finance Corp., Refunding RB, AMT, (AGM), 5.00%, 07/01/44	315	305,378
Gas Worx Community Development District, SAB, 5.00%, 05/01/36(b)	615	636,854
Normandy Community Development District, SAB, 4.63%, 05/01/31(b)	520	525,358
Security	Par (000)	Value
Florida (continued)
Rookery Community Development District, SAB, 5.00%, 05/01/44	$500	$ 470,194
Village Community Development District No. 15, SAB, 4.85%, 05/01/38(b)	400	405,950
		7,051,474
Georgia — 1.6%
DeKalb County Housing Authority, Refunding RB, 4.13%, 12/01/34	250	249,784
Development Authority of Cobb County, RB, Series A, 5.70%, 06/15/38(b)	625	630,471
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/37	1,500	1,603,566
		2,483,821
Illinois — 5.8%
Chicago Board of Education, GO, Series C, 5.25%, 12/01/39	2,675	2,674,992
City of Chicago Illinois, GO
Series A, 5.50%, 01/01/41	1,855	1,890,765
Series C, 6.00%, 01/01/43	1,000	1,064,731
Illinois Finance Authority, RB, Series A, 6.50%, 05/15/42	250	264,612
Illinois Finance Authority, Refunding RB
4.00%, 08/15/41	1,170	1,096,474
Series A, 5.00%, 05/15/41	310	287,602
Metropolitan Pier & Exposition Authority, RB, Series A, (NPFGC), 0.00%, 06/15/37(c)	2,000	1,220,419
Rock Island County School District No. 41 Rock Island/Milan, GO, Series A, (AGM), 5.00%, 01/01/44	600	625,277
		9,124,872
Louisiana — 0.8%
Louisiana Housing Corp., RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 4.60%, 12/01/42	995	997,707
Louisiana Public Facilities Authority, Refunding RB, Series A2, 5.00%, 12/15/43(b)	335	320,043
		1,317,750
Maine — 0.1%
Finance Authority of Maine, Refunding RB, AMT, 4.63%, 12/01/47(a)(b)	100	98,460
Maryland — 2.0%
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.00%, 12/31/40	1,500	1,517,603
Maryland Health & Higher Educational Facilities Authority, Refunding RB, (AGM), 5.00%, 07/01/45	1,500	1,553,240
		3,070,843
Massachusetts — 0.6%
Massachusetts Development Finance Agency, RB, 5.00%, 07/01/42	1,000	994,170
Michigan — 4.8%
Michigan Finance Authority, Refunding RB, 5.00%, 11/15/41	1,000	1,004,734
Michigan State Housing Development Authority, RB, S/F Housing
Series D, Sustainability Bonds, 5.10%, 12/01/37	2,250	2,388,085
Series D, Sustainability Bonds, 5.20%, 12/01/40	2,750	2,875,215
Wayne County Airport Authority, ARB, Series D, 5.00%, 12/01/40	1,230	1,231,027
		7,499,061

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock 2037 Municipal Target Term Trust (BMN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Minnesota — 1.0%
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.10%, 07/01/42	$1,465	$ 1,536,999
Nevada(b) — 0.6%
City of North Las Vegas Nevada, SAB
5.50%, 06/01/37	485	498,205
5.75%, 06/01/42	485	498,651
		996,856
New Hampshire — 2.4%
New Hampshire Business Finance Authority, RB, Class A, Sustainability Bonds, 5.25%, 06/01/42	1,500	1,591,462
New Hampshire Business Finance Authority, RB, M/F Housing
Series 2025, Subordinate, 5.15%, 09/28/37	590	585,814
Class A-1, Sustainability Bonds, 4.75%, 06/20/41(a)	1,509	1,530,238
		3,707,514
New Jersey — 4.0%
New Jersey Economic Development Authority, RB, Series A, 5.00%, 06/15/42	1,500	1,526,915
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing, Series D-1, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.10%, 11/01/45	1,000	1,039,234
New Jersey Transportation Trust Fund Authority, RB, 5.00%, 06/15/42	2,200	2,309,601
South Jersey Port Corp., Refunding ARB, Series S, 5.00%, 01/01/39	1,350	1,356,179
		6,231,929
New Mexico — 0.6%
City of Santa Fe New Mexico, Refunding RB, 5.00%, 05/15/32	1,000	1,000,328
New York — 7.0%
Build NYC Resource Corp., RB, Sustainability Bonds, 5.00%, 06/01/32(b)	400	414,658
Metropolitan Transportation Authority, Refunding RB, Series C, Sustainability Bonds, 5.00%, 11/15/42	500	511,006
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 12/01/37	1,670	1,671,867
New York City Housing Development Corp., RB, M/F Housing, Series S, Class F-1, Sustainability Bonds, 4.60%, 11/01/42	1,500	1,508,202
New York Convention Center Development Corp., Refunding RB, 5.00%, 11/15/40	1,500	1,501,137
New York State Environmental Facilities Corp., RB, AMT, 5.13%, 09/01/50(a)(b)	250	260,695
New York Transportation Development Corp., ARB, AMT, 5.00%, 01/01/36	1,500	1,522,584
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/40	1,500	1,514,086
AMT, Sustainability Bonds, 5.50%, 06/30/38	1,000	1,058,897
Onondaga Civic Development Corp., RB, 5.00%, 07/01/40	1,075	1,075,973
		11,039,105
North Carolina — 1.0%
North Carolina Medical Care Commission, Refunding RB, 5.00%, 10/01/30	500	500,554
North Carolina Turnpike Authority, Refunding RB, Series A, 5.00%, 07/01/42	995	1,005,605
		1,506,159
Security	Par (000)	Value
Ohio — 3.7%
County of Franklin Ohio, RB, 5.00%, 05/15/40	$3,140	$ 3,140,534
Ohio Air Quality Development Authority, RB, AMT, 4.50%, 01/15/48(b)	1,000	908,226
State of Ohio, RB, Series P3, AMT, 5.00%, 12/31/39	1,680	1,680,399
		5,729,159
Oklahoma — 1.0%
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	1,000	1,010,890
Tulsa Municipal Airport Trust Trustees, Refunding ARB
AMT, 6.25%, 12/01/35	265	301,821
AMT, 6.25%, 12/01/40	290	318,939
		1,631,650
Oregon — 2.7%
Port of Morrow Oregon, ARB, Series A, 5.15%, 10/01/26(b)	1,140	1,141,152
Port of Portland Oregon Airport Revenue, ARB, Series 24B, AMT, 5.00%, 07/01/42	1,835	1,837,814
Washington & Multnomah Counties School District No. 48J Beaverton, GO, CAB, Series A, (GTD), 0.00%, 06/15/37(c)	2,000	1,256,923
		4,235,889
Pennsylvania — 9.4%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(b)	890	890,432
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, 5.00%, 05/01/42	2,580	2,624,562
Montgomery County Industrial Development Authority, Refunding RB, 5.00%, 11/15/36	350	352,229
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.50%, 06/30/43	5,000	5,234,491
Pennsylvania Higher Educational Facilities Authority, Refunding RB, 5.00%, 05/01/41	1,500	1,502,034
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 149A, Sustainability Bonds, 5.10%, 10/01/45	2,500	2,553,601
Pennsylvania Turnpike Commission, RB, Sub-Series B-1, 5.00%, 06/01/42	1,500	1,518,384
		14,675,733
Puerto Rico — 4.4%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	3,447	3,811,479
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-2, Convertible, Restructured, 4.33%, 07/01/40	1,500	1,431,028
Series A-1, Restructured, 4.55%, 07/01/40	1,750	1,704,674
		6,947,181
South Carolina — 1.6%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	805	875,338
South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/42	1,500	1,634,667
		2,510,005
Tennessee — 2.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Refunding RB
5.00%, 10/01/38	1,000	1,011,496
Series A, 5.00%, 10/01/41	1,000	962,660
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock 2037 Municipal Target Term Trust (BMN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tennessee (continued)
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	$1,500	$ 1,604,535
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	925	994,652
		4,573,343
Texas — 3.4%
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/37	205	218,469
EP Royal Estates PFC, RB, M/F Housing, 4.25%, 10/01/39	2,000	1,962,804
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 01/01/27	380	384,147
New Hope Cultural Education Facilities Finance Corp., RB, 5.00%, 08/15/39(b)	425	419,997
San Antonio Water System, Refunding RB, Series A, Junior Lien, 4.00%, 05/15/40	810	795,318
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 11/15/40	1,500	1,500,018
		5,280,753
Utah — 1.1%
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.25%, 06/01/43	1,000	1,079,011
Series B, 2nd Lien, (AGM), 5.25%, 06/01/43	600	647,811
		1,726,822
Vermont — 0.8%
Vermont Economic Development Authority, RB, AMT, 4.63%, 04/01/36(a)(b)	1,300	1,314,985
Washington — 2.6%
University of Washington, Refunding RB, Series C, 4.00%, 12/01/40	2,500	2,394,786
Washington State Housing Finance Commission, Refunding RB, Series A, 5.00%, 07/01/38	1,590	1,627,464
		4,022,250
Wisconsin — 3.1%
Public Finance Authority, RB
5.00%, 07/15/30(b)	147	148,494
5.00%, 06/15/34	430	447,197
5.00%, 07/01/35(b)	350	367,355
Series A, AMT, Senior Lien, 5.50%, 07/01/44	500	508,351
Public Finance Authority, Refunding RB
5.25%, 05/15/42(b)	1,230	1,210,068
Series B, AMT, 5.00%, 07/01/42	1,500	1,480,469
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 11/01/27	745	749,272
		4,911,206
Wyoming — 1.2%
Wyoming Community Development Authority, Refunding RB, S/F Housing, Series 1, 4.40%, 12/01/43	2,000	1,927,553
Total Municipal Bonds — 84.5% (Cost: $130,030,219)		132,288,693
Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(d)
Alabama — 3.4%
Southeast Energy Authority A Cooperative District, RB, Series A, 5.00%, 01/01/56(a)	$5,000	$ 5,251,357
Colorado — 2.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.00%, 11/15/42	4,000	4,101,940
Idaho — 3.3%
Idaho Health Facilities Authority, Refunding RB, Class A, 5.00%, 03/01/43	5,000	5,231,759
Illinois — 6.6%
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 10/01/42	5,000	5,082,521
Regional Transportation Authority, RB, Series A, 5.00%, 06/01/55	5,000	5,181,225
		10,263,746
Kansas — 3.3%
Wyandotte County Unified School District No. 500 Kansas City, GO, (BAM), 5.00%, 09/01/50(e)	5,000	5,118,070
Maryland — 2.6%
Maryland Community Development Administration, RB, 4.95%, 09/01/42	4,000	4,129,185
Massachusetts — 3.3%
Commonwealth of Massachusetts, GOL, Series A, 5.00%, 05/01/48	5,000	5,206,619
Michigan — 3.1%
Michigan Finance Authority, Refunding RB, 5.00%, 12/01/42	4,865	4,924,892
Pennsylvania — 11.8%
Allegheny County Airport Authority, ARB
Series A, AMT, (AGM), 5.25%, 01/01/37	1,640	1,773,232
Series A, AMT, (AGM), 5.25%, 01/01/40	1,700	1,837,892
Series A, AMT, (AGM), 5.50%, 01/01/41	1,660	1,795,019
Series A, AMT, (AGM), 5.50%, 01/01/42	1,500	1,622,124
General Authority of Southcentral Pennsylvania, Refunding RB, 5.00%, 06/01/39	5,000	5,228,417
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.13%, 10/01/41	5,930	6,195,870
		18,452,554

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock 2037 Municipal Target Term Trust (BMN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Washington(e) — 6.8%
Fircrest Properties, RB, Sustainability Bonds, 5.50%, 06/01/49	$5,000	$ 5,353,665
State of Washington, GO, Series C, 5.00%, 02/01/49	5,000	5,208,561
		10,562,226
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 46.8% (Cost: $71,799,585)		73,242,348
Total Long-Term Investments — 131.3% (Cost: $201,829,804)		205,531,041

	Shares
Short-Term Securities
	Money Market Funds — 0.2%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.90%(f)(g)	330,225	330,258
	Total Short-Term Securities — 0.2% (Cost: $330,258)	330,258
	Total Investments — 131.5% (Cost: $202,160,062)	205,861,299
	Other Assets Less Liabilities — 1.5%	2,343,896
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (33.0)%	(51,651,070)
	Net Assets — 100.0%	$ 156,554,125

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(e)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between February 1, 2032 to September 1, 2032, is
$11,641,840.

(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 82,606	$ 247,652 (a)	$ —	$ —	$ —	$ 330,258	330,225	$ 53,331	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock 2037 Municipal Target Term Trust (BMN)

Fair Value Hierarchy as of Period End (continued)
funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 132,288,693	$ —	$ 132,288,693
Municipal Bonds Transferred to Tender Option Bond Trusts	—	73,242,348	—	73,242,348
Short-Term Securities
Money Market Funds	330,258	—	—	330,258
	$330,258	$205,531,041	$—	$205,861,299
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $51,269,998 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds